Organization and Business Overview - Narrative (Details) $ / shares in Units, employee in Thousands, shares in Millions, $ in Billions	Aug. 07, 2018 USD ($) shares	Aug. 06, 2018 $ / shares shares	Jul. 19, 2018	Sep. 01, 2015 USD ($)	Nov. 05, 2014 USD ($)	Dec. 31, 2018 employee country office	Jul. 12, 2018 $ / shares	Nov. 25, 2014
Subsidiary, Sale of Stock [Line Items]
Stock split ratio			0.1
Ordinary shares, nominal value per share (in dollars per share) | $ / shares							$ 0.01
Number of offices | office						400
Number of countries | country						70
Number of employees | employee						51
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares) | shares		51.8
Sale of stock, price per share (in dollars per share) | $ / shares		$ 17
Concurrent Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares) | shares	10.6
Sale of stock, price per share (in dollars per share) | $ / shares		$ 17
IPO and Current Private Placement
Subsidiary, Sale of Stock [Line Items]
Net proceeds, IPO | $	$ 1.0
DTZ Jersey Holdings Limited | DTZ Group
Subsidiary, Sale of Stock [Line Items]
Cash paid | $					$ 1.1
Percentage acquired								100.00%
DTZ Jersey Holdings Limited | C&W Group, Inc.
Subsidiary, Sale of Stock [Line Items]
Cash paid | $				$ 1.9
Percentage acquired				100.00%